Document and Entity Information	12 Months Ended
Dec. 31, 2014
Document And Entity Information
Entity Registrant Name	Kraig Biocraft Laboratories, Inc
Entity Central Index Key	0001413119
Document Type	S-1
Document Period End Date	Dec. 31, 2014
Amendment Flag	true
Amendment Description	To comply with the provisions of the SEC
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company